13F-HR
				12/31/01

					0000791214
    				g$caw8qs

					NONE
		1

    					E. Dorney
     				203-761-9600

					erin@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 December 31, 2001

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            January 23, 2002

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	$203,476,470

List of Other Included Managers:		None


Name of Issuer            Class     Cussiip  Value (x100Shares
Action Performance        Common    004933107       1837   60000
AdvancePCS                Common    00790K109        790   26916
Affiliated Computer       Common    008190100       1061   10000
Alliance Gaming           Common    01859p609       3982  135500
Alloy                     Common    019855105       1292   60000
American Woodmark         Common    030506109       1613   30000
Amgen                     Common    031162100        773   13695
Ansys                     Common    03662q105       1233   50000
Apollo Group              Common    037604105       4996  111000
Argosy Gaming             Common    040228108        976   30000
Autozone                  Common    053332102       4954   69000
Bioreliance               Common    090951104       4008  140500
C I S C O                 Common    17275R102        763   42109
CACI                      Common    127190304       7877  199500
Career Education          Common    141665109       3805  111000
Cephalon                  Common    156708109        785   10390
Cerner                    Common    156782104       5243  105000
Christopher & Banks       Common    171046105       1713   50000
Citigroup                 Common    172967101        648   12835
Commerce Bancorp          Common    200519106        793   20166
Commonwealth Telephone    Common    203349105       2730   60000
Concord EFS               Common    206197105        983   30000
Copart                    Common    217204106       3946  108500
D R Horton                Common    23331A109        781   24069
D&K Healthcare Resources  Common    232861104       1993   35000
Davita                    Common    23918k108       1223   50000
Dell Computer             Common    247025109        771   28366
Direct Focus              Common    254931108        936   30000
EBAY                      Common    278642103       4081   61000
Ectel                     Common    M29925100       2078  120000
Electronic Arts           Common    285512109        640   10680
Emcor                     Common    29084q100       1816   40000
Exxon Mobil               Common    30231G102        645   16413
FTI Consulting            Common    302941109       2952   90000
Fair Isaac                Common    303250104       5609   89000
First Horizon Pharma      Common    32051k106       2939  100000
Gallagher (Arthur J)      Common    363576109       1035   30000
General Electric          Common    369604103        647   16146
Genesis Microchip         Common    371933102       4761   72000
Group 1 Automotive        Common    398905109       4790  168000
Hilb, Rogal & Hamilton    Common    431294107       2382   42500
IDEC Pharmaceuticals      Common    449370105        644    9347
Intel                     Common    458140100        770   24497
Itron                     Common    465741106       2727   90000
Kla-Tencor                Common    482480100       1239   25000
Kronos                    Common    501052104       7039  145500
L3 Communications         Common    502424104       5265   58500
Logitech                  Common    541419107        718   20000
M & T Bank                Common    55261f104        650    8929
Mcafee.com                Common    579062100       7545  222500
Meritage                  Common    59001a102       2565   50000
Microsoft                 Common    594918104        639    9651
Mobile Telesystems        Common    607409109       6258  175500
Mohawk                    Common    608190104       1372   25000
Multimedia Games          Common    625453105       4122  108500
Neoforma                  Common    640475505       4445  152500
Ninety Nine Cents Only StoCommon    65440K106       1148   30000
Numerical Technologies    Common    67053T101       1408   40000
Nvidia                    Common    67066G104       6021   90000
O'Reilly Automotive       Common    686091109       3957  108500
Oracle                    Common    68389X105        772   55903
Orthofix International    Common    N6748L102       2597   70000
PEC Solutions             Common    705107100       9421  250500
Quest Diagnostics         Common    74834L100        664    9253
Ryland Group              Common    783764103       3660   50000
Stericycle                Common    858912108       7914  130000
Sunguard Data             Common    867363103        664   22950
THQ                       Common    872443403       1212   25000
TRC                       Common    872625108       4650   93000
TTI Team Telecom          Common    M88258104       5517  220500
Utstarcom                 Common    918076100       5144  180500
Varian Medical            Common    92220p105        783   10991
Vimpel                    Common    68370R109       4415  169500
Wal-Mart Stores           Common    931142103        650   11289
